STROOCK & STROOCK & LAVAN LLP

180 MAIDEN LANE

NEW YORK, NY 10038-4982

October 14, 2016

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O'Neal-Johnson

Re:   The Lazard Funds, Inc.

Post-Effective Amendment No. 115 to Registration Statement on Form N-1A

(Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "1933 Act"), is Post-Effective Amendment No. 115 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"). The Amendment is being filed in order to add a new series to the Fund, Lazard Real Assets Portfolio (the "New Portfolio"). The statement of additional information included in the Amendment is marked to show changes from the statement of additional information filed pursuant to Rule 497 under the 1933 Act on September 1, 2016.

The New Portfolio's investment objective is to seek total return consisting of appreciation and income. Under normal circumstances, the New Portfolio invests at least 80% of its assets in investments that offer exposure to “real assets,” which generally are assets that have physical properties (such as natural resources, real estate, equipment and industrials, infrastructure and commodities); other assets that Lazard Asset Management LLC, the New Portfolio’s investment manager, expects may perform well during periods of high inflation; and inflation-indexed securities. Such investments may be through investments in companies that own or derive a significant portion of their value from real assets or the production thereof, or directly or indirectly through derivative instruments. The New Portfolio may invest in a mix of equity and fixed income securities of US and non-US companies, including emerging markets companies, as well as commodity-linked and other derivatives instruments. The New Portfolio may gain exposure to the commodity markets by investing up to 25% of the New Portfolio's total assets in a wholly-owned subsidiary formed under the laws of the Cayman Islands (the "Subsidiary"), which has the same investment manager and portfolio management team as the New Portfolio and invests mainly in commodity-linked derivative instruments (including, but not limited to, futures contracts, options and total return swaps) and fixed income securities, typically government securities, in connection with the Subsidiary's derivatives exposures (i.e., a type of margin or collateral).

The features of the New Portfolio's Open Shares, Institutional Shares and R6 Shares and the process for determination of net asset value will be identical to that of the other Fund portfolios.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to file certain exhibits and to respond to any comments of the staff of the Securities and Exchange Commission on the Amendment.

Please telephone the undersigned at 212.806.6658, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Lisa Goldstein

Lisa Goldstein

cc:   Janna Manes